Cover	Mar. 07, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-40790
Entity Registrant Name	Bannix Acquisition Corp.
Entity Central Index Key	0001845942
Entity Tax Identification Number	86-1626016
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave.
Entity Address, Address Line Two	Suite 210 # 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(323)
Local Phone Number	305-4790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BNIX
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BNIXW
Security Exchange Name	NASDAQ
One Right to receive 1/10th of one share of Common Stock
Title of 12(b) Security	One Right to receive 1/10th of one share of Common Stock
Trading Symbol	BNIXR
Security Exchange Name	NASDAQ